UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			    Form 13F

			       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment	[	];	Amendment Number:  __________________

This Amendment (Check only one):	[	] is a restatement.
					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McRae Capital Management, Inc.
Address:	100 Campus Drive, Suite 115
		Florham Park, NJ  07932-1006

Form 13F File Number: 	28-1032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:		Phyllis Stoeckler
Title:		Vice President & Treasurer
Phone:		(973) 966-6475

Signature, Place, and Date of Signing:

	   Phyllis Stoeckler	     Florham Park, NJ		   November 12, 2002
      ------------------------	   ---------------------	   --------------
	     [signature]	  	[City, State]		      [Date]

Report Type (Check only one):

[X]	13F HOLDINGS REPORT (Check here if all holdings of this reporting
	manager are reported in this report)

[ ]	13F NOTICE (Check here if no holdings reported are in this report,
	and all holidngs are reported by other reporting manager(s))

[ ]	13F COMBINATION REPORT (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

				   UNITED STATES

			SECURITIES AND EXCHANGE COMMISSION

			     Washington, D,C.  20549

        			     Form 13F

			      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			None

Form 13F Information Table Entry Total:			62 Data Records

Form 13F Information Table Value Total:			$122,081 (X$1,000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

	None

McRAE CAPITAL MANAGEMENT, INC.
FORM 13F
September 30, 2002




             			                         Form 13 F Information Table

                                  TITLE   CUSIP        VALUE       SHARES/    SH/ PUT  INVSTMT	 OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS  NUMBER      (X$1000)  PRINCIPAL AMT PRN CALL DSCRETN MANAGERS	SOLE	SHRD	NONE
------------------------------- -------- ----------- ---------  ------------- --- ---- ------- -------- ------  ------- ----
ABBOTT LABORATORIES              COMMON  00282410       806        19,972  X           SOLE              19,972

AMERICAN INTERNATIONAL GROUP     COMMON  02687410     6,945       126,980  X           SOLE             126,980

AMGEN INC                        COMMON  031162100      379         9,100  X           SOLE               9,100

ANHEUSER BUSCH COS INC.          COMMON  03522910       394         7,803  X           SOLE               7,803

AUTOMATIC DATA PROCESSING        COMMON  053015103      954        27,438  X           SOLE              27,438

BP AMOCO PLC ADS L.C.            COMMON  055622104      697        17,486  X           SOLE              17,486

BANK OF NEW YORK INC             COMMON  06405710     1,834        63,829  X           SOLE              63,829

BRISTOL MYERS SQUIBB CO.         COMMON  110122108      397        16,693  X           SOLE              16,693

CVS CORP DEL                     COMMON  126650100    2,641       104,184  X           SOLE             104,184

CARDINAL HEALTH INC.             COMMON  14149Y108      503         8,100  X           SOLE               8,100

CENTER BANCORP INC.              COMMON  151408101      262        12,294  X           SOLE              12,294

CISCO SYSTEMS INC                COMMON  17275R102      621        59,272  X           SOLE              59,272

CORVIS CORP                      COMMON  221009103        9        17,000  X           SOLE              17,000

COSTCO WHOLESALE CORP            COMMON  22160K105    2,903        89,684  X           SOLE              89,684

DELL COMPUTER CORP.              COMMON  247025109    2,833       120,510  X           SOLE             120,510

DREYFUS NJ MUNICIPAL BOND FUND   COMMON  261940100      429        32,049  X           SOLE              32,049

DREYFUS PREM LTD TM HIGH INC C   COMMON  261980767       91        15,000  X           SOLE              15,000

EMC CORP                         COMMON  268648102      464       101,660  X           SOLE             101,660

EMERSON ELECTRIC CO.             COMMON  29101110       234         5,347  X           SOLE               5,347

EXXON MOBIL CORPORATION          COMMON  30231G102    2,787        87,382  X           SOLE              87,382

FANNIE MAE                       COMMON  31358610     7,898       132,667  X           SOLE             132,667

FIDELITY INTERMEDIATE BOND FD    COMMON  315912105      306        28,788  X           SOLE              28,788

SPARTAN 500 INDEX FUND #317      COMMON  315912204      576        10,212  X           SOLE              10,212

FIDELITY GOVERNMENT INCOME FUND  COMMON  316172105      222        20,856  X           SOLE              20,856

FIDELITY GINNIE MAE FUND         COMMON  31617K105      369        33,002  X           SOLE              33,002

FOREST LABS INC                  COMMON  345838106    2,912        35,520  X           SOLE              35,520

FRANKLIN NJ TAX FREE CL C        COMMON  354723561      350        28,539  X           SOLE              28,539

GENERAL ELECTRIC CO              COMMON  36960410     1,578        64,038  X           SOLE              64,038

GILLETTE CO.                     COMMON  37576610       673        22,753  X           SOLE              22,753

GLAXOSMITHKLEIN PLC ADS          COMMON  37733W105      602        15,690  X           SOLE              15,690

HOME DEPOT, INC.                 COMMON  43707610       792        30,371  X           SOLE              30,371

INTEL CORP                       COMMON  458140100    4,449       320,357  X           SOLE             320,357

INTERNAP NETWORK SERVICES CORP   COMMON  45885A102       21       100,000  X           SOLE             100,000

INTERNATIONAL BUSINESS MACHS     COMMON  45920010       333         5,727  X           SOLE               5,727

JOHNSON & JOHNSON                COMMON  47816010    13,735       253,991  X           SOLE             253,991

KING PHARMACEUTICALS INC         COMMON  495582108      721        39,700  X           SOLE              39,700

LIBERTY MEDIA GROUP CL A         COMMON  530718105      359        50,000  X           SOLE              50,000

LOWES COMPANIES INC              COMMON  548661107    6,369       153,850  X           SOLE             153,850

MEDTRONIC, INC.                  COMMON  585055106    2,203        52,312  X           SOLE              52,312

MERCK & CO                       COMMON  58933110     3,104        67,927  X           SOLE              67,927

MICROSOFT CORP.                  COMMON  594918104    4,657       106,480  X           SOLE             106,480

NEXUS GROUP INTL INC             COMMON  653331108        1        50,000  X           SOLE              50,000

NOKIA CORP ADR                   COMMON  654902204    1,292        97,512  X           SOLE              97,512

NUVEEN FLA INVEST QLTY MUNI FUND COMMON  670970102      251        15,000  X           SOLE              15,000

ORACLE CORP                      COMMON  68389X105      321        40,860  X           SOLE              40,860

PEPSICO INC.                     COMMON  71344810     5,453       147,604  X           SOLE             147,604

PFIZER, INC.                     COMMON  71708110    10,843       373,663  X           SOLE             373,663

QUALCOMM INC                     COMMON  747525103      265         9,625  X           SOLE               9,625

SAFEWAY INC                      COMMON  786514208    1,017        45,635  X           SOLE              45,635

ST PAUL COMPANIES                COMMON  792860108      551        19,200  X           SOLE              19,200

SCOTTS COMPANY OHIO CLASS A      COMMON  810186106      967        23,200  X           SOLE              23,200

SUN MICROSYSTEMS                 COMMON  866810104      756       291,978  X           SOLE             291,978

SYSCO CORP                       COMMON  871829107    4,092       144,143  X           SOLE             144,143

TIFFANY & CO.                    COMMON  886547108    1,156        53,973  X           SOLE              53,973

UNITED PARCEL SERVICE            COMMON  911312106    5,543        88,660  X           SOLE              88,660

VANGUARD BOND INDEX FUND INC     COMMON  921937108      215        20,792  X           SOLE              20,792

VISHAY INTERTECHNOLOGY INC       COMMON  928298108      682        77,598  X           SOLE              77,598

VODAFONE GROUP PLC               COMMON  92857W100      246        19,200  X           SOLE              19,200

WAL-MART STORES                  COMMON  93114210     1,059        21,522  X           SOLE              21,522

WALGREEN CO                      COMMON  931422109      206         6,700  X           SOLE               6,700

WASHINGTON MUTUAL INC            COMMON  939322103    2,770        88,050  X           SOLE              88,050

WELLS FARGO & COMPANY            COMMON  949746101    5,951       123,576  X           SOLE             123,576
